Organization and Business Operations (Details Narrative) - USD ($)	1 Months Ended	9 Months Ended		12 Months Ended
	Jul. 31, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Subsidiary, Sale of Stock [Line Items]
Accumulated deficit		$ 42,067,603		$ 35,374,646	$ 7,274,401
Operating activities		$ 4,750,194	$ 5,017,173	$ 7,567,645	$ 2,732,736
Number of shares of public offering					1,146,000
Share price		$ 0.001		$ 0.001	$ 0.001
Number of warrant purchase shares	442,650				1,158,000
Warrant exercise price		$ 2.79
Issuance of public offerings	$ 28,318,314		$ 28,318,314	$ 28,318,314	$ 5,861,286
Cash		$ 3,565,488		11,754,558	$ 4,262,168
Working capital				$ 16,279,745
Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Number of warrant purchase shares				11,607,142
Warrant exercise price	$ 2.79			$ 2.79
Underwritten Public Offering [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares of public offering				11,066,258
Share price				$ 0.001